Financial Risk Management - Summary of Carrying Amount of the Different Categories of Financial Instruments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial assets, at amortised cost	$ 317,781	$ 324,856	$ 85,190
Financial liabilities, at FVTPL	649	4,775	0
Financial liabilities, at amortised cost	$ 36,729	$ 42,476	$ 66,098